COMMITMENTS AND CONTINGENCIES (Details 3)	12 Months Ended								1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2011 Settlement of Litigation USD ($)	Dec. 31, 2011 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2005 Tarino Limited USD ($)	Nov. 30, 2006 Tarino Limited USD ($)	Mar. 31, 2005 Bitel LLC USD ($) company	Dec. 31, 2006 Bitel LLC USD ($)	Dec. 31, 2005 Bitel LLC	Mar. 31, 2013 Bitel LLC Settlement of Litigation USD ($)
Business acquisitions
Percentage of stake acquired									51.00%
Cash consideration paid for acquisition									$ 150,000,000
Remaining percentage of interest acquired in Tarino shares in Option Shares									49.00%
Call and put option price									170,000,000
Percentage of investment in Bitel at cost as the Group did not regain operational control													51.00%
Impairment liability	349,400,000	10,500,000,000										170,000,000
Payment for Option Shares							170,000,000			170,000,000
Damages							5,900,000
Interest and other costs							34,900,000
Liability under the arbitration award			221,180,000	213,152,000			210,800,000
Additional liabilities under the arbitration award			7,200,000	3,200,000		40,800,000
Total notes			2,659,518,000	3,361,882,000				400,000,000
Number of Isle of Man companies named defendants in lawsuits filed by Bitel seeking the return of dividends received by them											3
Damages sought, value											25,200,000			215,000,000
Losses and accrued interest sought under lawsuits											3,700,000
Worth of VimpelCom common shares that Altimo Cooperatief U.A lodged with the lsle of Man court					$ 500,000,000